Income Taxes (Details) - The provision for income taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal
State					$ 3,100	$ 3,191
Foreign						3,150
Total Current					$ 3,100	$ 6,341
Deferred:
Federal
State
Foreign
Total Deferred
Provision for income taxes	$ 0	$ 0	$ 2,000	$ 3,000	$ 3,100	$ 6,341